Property and Equipment, Net (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Net investment in property and equipment	$ 163,131	$ 161,793	$ 160,358
Construction progress	1,900
Depreciation and Amortization expense	$ 5,600	$ 7,200	$ 5,400